Significant accounting policies	6 Months Ended
Jun. 30, 2024
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Disclosure of changes in accounting policies [text block]
3. Significant accounting policies
Basis of presentation
The unaudited interim condensed consolidated financial statements of the Group as of June 30, 2024 and for the three and six months ended June 30, 2024 and 2023 have been prepared on a going concern basis in accordance with International Accounting Standard 34 (“Interim Financial Reporting”), as issued by the International Accounting Standards Board (“IASB”) and have not been audited by a statutory auditor.
In accordance with IAS 34, the unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2023, which have been prepared in accordance with IFRS
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Accounting Standards as issued by the International Accounting Standards Board (“IASB”), taking into account the recommendations of the IFRS Interpretations Committee (“IFRIC
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Interpretations”). In these notes to the unaudited condensed consolidated financial statements, information is provided primarily on the items for which there have been significant changes compared with the consolidated financial statements of the Group for fiscal year 2023.
The unaudited interim condensed consolidated financial statements are presented in Euros, which is the functional and reporting currency of the parent, Immatics N.V. Assets and liabilities of foreign operations are translated into Euros at the rate of exchange prevailing at the reporting date. The unaudited interim condensed consolidated statement of loss is translated at average exchange rates. The currency translation differences are recognized in other comprehensive income.
The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2023. The new and amended standards and interpretations applicable for the first time as of January 1, 2024, as disclosed in the notes to the consolidated financial statements for the year ended December 31, 2023, had no impact on the unaudited interim condensed consolidated financial statements of the Group for the three and six months ended June 30, 2024.
In April 2024, IFRS 18, “Presentation and Disclosure in Financial Statements” was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 “Presentation of Financial Statements”, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements.
The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Company is currently assessing the impact of the new standard.
Estimates and assumptions have to be made in the unaudited interim consolidated financial statements as of June 30, 2024. These have an impact on the amounts and disclosures of the recognized assets and liabilities, income and expenses, and contingent liabilities. The estimates and judgments are essentially unchanged from the circumstances described in the consolidated financial statements of the Group for the fiscal year 2023. New developments may result in amounts deviating from the original estimates. These possible developments are outside the sphere of influence of the management.